Operating Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating costs
Employee benefits expense	€ 26,320	€ 23,836	€ 21,478
External R&D costs	15,580	12,860	19,134
Laboratory costs and other consumables	2,709	2,840	2,544
Consultancy costs	4,447	2,620	3,501
Insurance costs	1,979	1,450	682
Depreciation	2,329	2,355	2,052
Patent and license expense	95	736	3,781
Other	6,129	5,123	6,206
Total operating costs	€ 59,588	€ 51,820	€ 59,378